Equity- Based Compensation - Schedule of ICU's Outstanding and Unvested (Details) - Incentive Compensation Units - $ / shares	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested and outstanding immediately following completion of the Reorganization Transactions	241
Vested subsequent to completion of the Reorganization Transactions	85
Unvested and outstanding as of September 30, 2024	156	8,633,000
Weighted average grant date fair value, Unvested and outstanding immediately following completion of the Reorganization Transactions	$ 8.82
Weighted average grant date fair value, Vested subsequent to completion of the Reorganization Transactions	7.8
Weighted average grant date fair value, Unvested and outstanding as of September 30, 2024	$ 9.38	$ 3.59